(Vanguard Russell 2000 Value Index Fund Institutional) (Vanguard Russell 2000 Value Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Russell 2000 Value Index Fund - Institutional Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.12%
Vanguard Russell 2000 Value Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.12%